--------------------------------------------------------------------------------

DAILY TAX FREE                              600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================








Dear Shareholder:


We are pleased to present the semi-annual report of Daily Tax Free Income Fund, Inc. for the period November 1, 2000 through April 30, 2001.

The Fund had net assets of $626,500,599 and 4,013 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff



Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Put Bonds (b) (4.11%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Chicago, IL GO
              LOC Landesbank Hessen                                             10/25/01      4.25%   $  2,500,000  VMIG-1     SP-1+
  1,000,000   Clark County, KY PCRB
              (Kentucky Power National Rural) - Series J2
              LOC Cooperative Finance Corporation                               10/15/01      3.25       1,000,000  VMIG-1     A1+
  1,445,000   Clipper Tax Exempt Certificate - Series 2001
              Insured by MBIA Insurnce Corp.                                    12/14/01      3.50       1,445,000  VMIG-1
  9,995,000   DeKalb County, GA MHRB - Series 1985L
              LOC Amsouth Bank N.A.                                             12/01/01      4.40       9,995,000             A1+
  2,300,000   Marietta, GA Housing Authority (Falls at Bells Ferry)             01/15/02      4.15       2,300,000  VMIG-1
  3,500,000   Nashville & Davidson County, TN
              (Vanderbuilt University) - Series 1985A                           01/15/02      3.70       3,500,000  MIG-1      A1+
  5,000,000   Regents of the University of Colorado
              (Master Lean Purchase Agreement)
              LOC Bayerische Landesbank, A.G.                                   07/01/01      4.45       5,000,000  VMIG-1     A1+
-----------                                                                                           ------------
 25,740,000   Total Put Bonds                                                                           25,740,000
-----------                                                                                           ------------
Revenue Bond (0.45%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,825,000   University of South Carolina RB RAN                               02/22/02      3.26%   $  2,827,213   MIG-1
-----------                                                                                           ------------
  2,825,000   Total Revenue Bond                                                                         2,827,213
-----------                                                                                           ------------
Tax Exempt Commercial Paper (11.81%)
------------------------------------------------------------------------------------------------------------------------------------
$10,000,000   Beaver County, PA IDA (Duquesne Light Company)
              Insured by AMBAC Indemnity Corp.                                  05/03/01      3.40%   $ 10,000,000  VMIG-1     A1+
  5,000,000   Burke County, GA Development Authority
              (Ogelthorpe Power ) - Series 1998A
              Insured by AMBAC Indemnity Corp.                                  07/12/01      3.15       5,000,000   MIG-1     A1+
  1,000,000   Burlington, KS (Electric Power Co.) - Series C-1
              LOC National Rural Utilities Finance Corp.                        05/30/01      3.35       1,000,000    P1       A1+
 10,000,000   City of Mt. Vernon, IN Waste Disposal RB                          05/31/01      3.25      10,000,000    P1       A1+
  2,000,000   Commonwealth of Massachusetts GO - Series E (c)                   06/15/01      3.35       2,000,000
  3,000,000   Hampton, VA IDA (Sentara Health System)                           07/12/01      3.15       3,000,000  VMIG-1     A1+
  2,000,000   Hoosier, IN (City of Sullivan)                                    05/30/01      3.35       2,000,000    P1       A1+
  5,000,000   IBM 2001-A Tex Exempt Trust                                       10/04/01      3.20       5,000,000   MIG-1
  5,900,000   Intermountain Power Agency - Series 1997                          05/31/01      3.25       5,900,000             A1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 8,600,000   Lee County, FL Hospital Board
              (Lee Memorial Hospital Project)                                   06/20/01      4.30%   $  8,600,000  VMIG-1     A1+
 10,000,000   Rochester City, MN (Mayo Foundation)                              05/22/01      4.15      10,000,000             A1+
  8,000,000   State of Wisconsin GO - Series 2000A                              06/11/01      3.50       8,000,000    P1       A1+
  2,500,000   State of Wisconsin GO - Series B                                  06/04/01      4.20       2,500,000    P1       A1+
  1,000,000   Sunshine State Government Finance                                 06/11/01      3.35       1,000,000             A1
-----------                                                                                           ------------
 74,000,000   Total Tax Exempt Commercial Paper                                                         74,000,000
-----------                                                                                           ------------
Tax Exempt General Obligation Notes & Bonds (18.22%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,100,000   Antigo, WI Unified School District TRAN (c)                       10/30/01      4.54%   $  2,101,516
  2,140,000   Bonduel, WI School District TRAN (c)                              08/22/01      4.65       2,140,614
  1,610,000   Campbell County, WY School District # 1
              Capital Maintenance Fund - Series A (c)                           06/28/01      4.68       1,610,609
  8,745,000   Campbell County, WY School District # 1 TAW - Series 1997 (c)     06/28/01      4.68       8,748,310
  1,000,000   Candott, WI School District TRAN (c)                              09/28/01      4.53       1,000,846
  3,000,000   Carmel Clay, IN Independent School District                       12/31/01      3.50       3,001,680             SP-1+
 10,100,000   City of Sullivan, IN (Hoosier Energy Rural Electric Co.)
              LOC National Rural Utilities Finance Corp.                        06/20/01      4.19      10,100,000    P1       A1+
  3,800,000   Delavan Darlen, WI School District TRAN (c)                       08/24/01      4.49       3,802,275
  2,500,000   Elkhorn, WI School District TRAN (c)                              08/24/01      4.49       2,501,875
  5,000,000   Erie County, PA TRAN (c)
              LOC PNC Bank, N.A.                                                06/30/01      4.50       5,004,008
  5,565,000   Freetown, MA BAN (c)                                              07/16/01      4.34       5,570,542
  2,200,000   Hartland/Lakeside, WI Joint School District #3 TRAN (c)           09/20/01      4.53       2,202,157
  1,200,000   Iowa Higher Education Loan Authority RAN
              (William Penn University) - Series I
              LOC US Bank, N.A.                                                 05/24/01      4.63       1,200,360             SP-1
  2,500,000   Iowa Higher Education Loan Authority RAN
              (William Penn University) - Series I
              LOC Northern Trust                                                05/24/01      4.63       2,501,089             SP-1+
  1,010,000   Kelso, Washington GAN (c)                                         12/17/01      3.44       1,010,000
  2,500,000   Kentucky Interlocal School TRAN                                   06/29/01      4.34       2,502,321             SP-1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Linn County, IA Cedar Rapids
              Community School District - Series 1999 (c)                       07/06/01      4.44%   $  5,004,322
  1,100,000   Monona Grove, WI School District TRAN (c)                         10/30/01      4.53       1,100,873
  1,700,000   Mount Horeb, WI Area School District TRAN (c)                     11/01/01      4.70       1,700,890
  3,000,000   Multinomah County, OR School District #1                          06/29/01      4.34       3,002,784   MIG-1     SP-1+
  1,000,000   New Hampshire HEFA RAN (New England College)
              LOC Allied Irish Bank                                             05/17/01      4.83       1,000,250             SP-1
  5,500,000   Ohio School District TAN                                          06/29/01      4.39       5,505,785   MIG-1
  3,400,000   Plymouth, WI Joint School District TRAN (c)                       10/30/01      4.60       3,402,418
  5,000,000   Racine Unified School District TRAN                               07/06/01      4.34       5,002,159   MIG-1
  3,775,000   Spartanburg, SC
              School District Clover GO BAN - Series 2000 (c)                   05/31/01      4.95       3,775,738
  2,700,000   Tomahawk, WI School District TRAN (c)                             10/19/01      4.70       2,701,189
  7,000,000   Wachusetts, MA Regional School RAN (c)                            07/29/01      4.39       7,000,815
  1,300,000   Whitewater, WI Unified School TRAN (c)                            08/30/01      4.27       1,300,544
  3,175,000   Wisconsin School District                                         09/26/01      4.55       3,175,000   MIG-1
  5,625,000   Wyandott, KS Unified Government - Series 23 (c)                   08/01/01      4.48       5,626,809
  1,758,750   Wyandott, KS Unified Government - Series 23 (c)                   02/01/02      3.79       1,761,855
  8,050,000   Youngstown City, OH School District (Custodial Receipts) (c)
              LOC First Union National Bank                                     09/21/01      3.37       8,102,848
-----------                                                                                           ------------
114,053,750   Total Tax Exempt General Obligation Notes & Bonds                                        114,162,481
-----------                                                                                           ------------
Variable Rate Demand Instruments (d) (56.63%)
------------------------------------------------------------------------------------------------------------------------------------
$   700,000   Allegheny County, PA Hospital Development Authority
              (St. Francis System Health Center)
              LOC Bank One                                                      11/01/27      4.40%   $    700,000  VMIG-1     A1+
  5,000,000   Apache County, AZ IDA (Tucson Electric) - Series 1983
              LOC Societe Generale                                              12/15/18      4.30       5,000,000  VMIG-1     A1+
  1,000,000   Ashland, KY PCRB (Ashland Oil Inc. Project)
              LOC Suntrust Bank                                                 04/01/09      4.10       1,000,000  VMIG-1
  4,700,000   Brazos River, TX Harbor Naval District
              (Badishce Corporation Facility)
              LOC Credit Suisse First Boston                                    12/01/19      3.50       4,700,000             A1+
  5,230,000   Burke County, GA Development Authority
              (Oglethorpe Power Corp.)
              Insured by FGIC                                                   01/01/16      4.25       5,230,000  VMIG-1     A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$20,000,000   California Statewide Community                                    10/04/01      4.10%   $ 20,000,000  VMIG-1
  3,400,000   Chelan County, WA Public Utilities District #001
              (Chelan Hydro Project) - Series A
              Insured by MBIA Insurance Corp.                                   06/01/15      4.00       3,400,000  VMIG-1     A1+
  1,295,000   City of Charlotte, NC Airport RB
              Insured by MBIA Insurance Corp.                                   07/01/16      4.10       1,295,000  VMIG-1     A1+
  3,000,000   Clipper Tax - Exempt Trust (c)
              Insured by MBIA Insurance Corp.                                   12/15/01      3.50       3,000,000
  4,900,000   Columbia, MO Water & Electric RB
              LOC Toronto Dominion Bank                                         12/01/15      4.20       4,900,000  VMIG-1     A1+
 10,000,000   Connecticut Special Tax Second
              (Transportation Infrastructure)
              LOC Commerzbank A.G.                                              12/01/10      4.00      10,000,000    P1       A1+
    800,000   Dearfield, WI IDA (Interpane Coatings Project) (c)
              LOC Commerzbank A.G.                                              05/01/03      4.35         800,000
  4,000,000   DeKalb County, GA Housing Authority
              LOC Bank of Montreal                                              12/01/07      4.30       4,000,000             A1+
    900,000   Detroit, MI Water Supply System
              Insured by FGIC                                                   07/01/13      4.25         900,000  VMIG-1     A1+
  4,700,000   Detroit, MI Sewer Disposal RB
              Insured by MBIA Insurance Corp.                                   07/01/23      4.20       4,700,000  VMIG-1     A1+
  6,000,000   Elsinor Valley Municipal Water Authority COPS
              Insured by FGIC                                                   07/01/29      4.00       6,000,000  VMIG-1
  3,300,000   Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series 1989G-2
              LOC Bayerische HypoVereinsbank, A.G.                              03/01/34      4.35       3,300,000             A1
     50,000   Fairfax, VA IDA (Fairfax Hospital System, Inc.)                   10/01/25      4.55          50,000  VMIG-1     A1+
    100,000   Fairfax, VA IDA (Fairfax Hospital System, Inc.)                   10/01/25      4.15         100,000  VMIG-1     A1+
  2,400,000   Florida, HFA (Town Colony #1) - Series 1983
              LOC Credit Suisse First Boston                                    12/01/05      4.35       2,400,000             A1+
  2,100,000   Florida, HFA
              (Multi Family 1983 Remarketing)
              Collateralized by Federal National Mortgage Association           12/01/05      4.25       2,100,000             A1+
  6,835,000   Florida HFA (Multifamily Housing - Remarketing)
              Collateralized by Federal National Mortgage Association           06/15/25      4.20       6,835,000             A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,350,000   Florida HFA (Spring Colony Project) - Series 1985
              Collateralized by Federal National Mortgage Association           09/15/26      4.20%   $  3,350,000             A1+
  5,000,000    Florida State Municipal Power Agency (Stanton Project)
              Insured by MBIA Insurance Corp.                                   10/01/19      4.25       5,000,000             A1
  7,200,000   Fulton County, GA Development Authority IRB
              (Siemens Energy Inc. Project)                                     12/15/14      4.35       7,200,000  VMIG-1
  2,205,000   Franklin County, OH RB
              (The Villas at Saint Therse Project) - Series 1997F (c)
              LOC Fifth Third Bank                                              10/01/22      4.35       2,205,000
  1,000,000   Greensboro, NC Variable Public Improvement                        04/01/14      4.15       1,000,000  VMIG-1     A1+
  1,400,000   Gulf Coast Waste Disposal Authority
              (Exxon Corp Bayton Chemical Plant)                                06/01/20      4.35       1,400,000  VMIG-1     A1+
  6,000,000   Illinois Development Finance Authority
              (Commonwealth Edison Co. Project) - Series B
              LOC ABN AMRO Bank, N.A.                                           10/15/14      4.20       6,000,000    P1       A1+
  4,700,000   Illinois Development Finance Authority (James Jordan Boys &
              Girls Club & Family Life Center Project) - Series 1995
              LOC Bank One                                                      08/01/30      4.30       4,700,000             A1+
 19,400,000   Illinois Development Finance Authority
              Museum of Contemporary Art 1994
              LOC Northern Trust\Harris Trust\LaSalle National\
              National Bank of Detroit                                          02/01/29      4.30      19,400,000  VMIG-1     A1+
  3,400,000   Illinois Development Finance Authority RB
              (Glennwood School for Boys)
              LOC Harris Trust & Savings Bank                                   02/01/33      4.25       3,400,000             A1+
  2,200,000   Illinois Development Finance Authority
              (Trinity International University)
              LOC US Bank, N.A.                                                 10/01/30      4.45       2,200,000             A1
  2,000,000   Illinois Education Loan Facility RB
              (Lake County Family YMCA)
              LOC Harris Trust & Savings Bank                                   11/01/30      4.25       2,000,000             A1+
  4,655,000   Illinois HFFA RB (St. Lukes Medical Center)
              Insured by MBIA Insurance Corp.                                   11/15/23      4.25       4,655,000  VMIG-1     A1+
  6,000,000   Illinois IDFA Chicago Educational Television - Series 1994A
              LOC LaSalle National Bank                                         11/01/14      4.25       6,000,000  VMIG-1
  1,000,000   Indiana HFA RB (Access Designated PG - B)
              LOC Comerica Bank                                                 01/01/16      4.30       1,000,000             A1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Jackson County, MI EDC (Thrifty Leoni) (c)
              LOC Bank One                                                      12/01/14      4.30%   $  3,000,000
  3,000,000   Jacksonville, FL University
              (Health Science Center) - Series 1989                             07/01/19      4.50       3,000,000    VMIG-1
  4,895,000   Kentucky EDFA (Pooled Hospital Loan Program)                      08/01/18      4.40       4,895,000             A1+
 12,096,698   Koch Floating Rate Trust Variable
              (Weekly Certificates) - Series 1 (c)
              Insured by AMBAC Indemnity Corp.                                  05/03/04      4.54      12,096,698
  5,000,000   Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)                                    05/01/29      4.55       5,000,000    VMIG-1
  5,000,000   Mecklenburg County, NC Variable RB - Series C                     02/01/17      4.25       5,000,000    VMIG-1   A1
  5,010,000   Missouri State HEFA (Barnes Hospital)
              LOC Morgan Guaranty Trust Company                                 12/01/15      4.20       5,010,000    VMIG-1   A1+
     20,000   Missouri State HEFA (St. Francis Medical Center)
              LOC Dexia CLF                                                     06/01/26      4.40          20,000             A1+
  1,400,000   Michigan State HEFA - Series B
              Insured by MBIA Insurance Corp.                                   04/01/24      4.25       1,400,000    VMIG-1   A1+
  4,150,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Incorporated Facilities) - Series 1995
              LOC First National Bank of Maryland                               01/01/16      4.60       4,150,000             A1
  1,800,000   Montgomery County, TX IDRB
              (Houston Area Residential Center Project) - Series 1985
              LOC Banque Nationale de Paris                                     12/01/15      4.40       1,800,000             A1
  1,500,000   New Jersey State Floating Rate Trust Receipts                     05/01/03      4.10       1,500,000    VMIG-1
  3,200,000   New York State Dorm Authority RB (Wagner College)
              LOC Morgan Guaranty Trust Company                                 07/01/28      4.05       3,200,000             A1+
    800,000   New Mexico State Highway Commission Adjustable Tender
              Subordinate Lien Tax Revenue Highway Bonds - Series 1996
              LOC Dexia CLF                                                     06/15/11      4.25         800,000    VMIG-1   A1+
  9,995,000   North Carolina HFA - Series CMC4                                  01/01/27      4.40       9,995,000    VMIG-1
  7,800,000   North Carolina Medical Care Commission HRB
              (Duke University) - Series A                                      06/01/23      3.95       7,800,000    VMIG-1   A1+
  4,000,000   North Carolina Medical Care Commission HRB
              (Baptist Hospitals Project)                                       06/01/30      4.15       4,000,000    VMIG-1   A1+
  4,135,000   Orange County, FL Health Facilities (Adventist)
              LOC Suntrust Bank                                                 11/15/14      4.35       4,135,000    VMIG-1   A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,115,000   Orange County, FL MHRB (Post Fountains Project)
              Collateralized by Federal National Mortgage Association           06/01/25      4.25%   $  5,115,000             A1+
  5,800,000   Oregon State GO - Series 73F
              LOC Bayerische Landesbank, A.G.                                   12/01/17      4.20       5,800,000  VMIG-1     A1+
  2,000,000   Palm Beach County, FL RB
              (Jewish Community Campus Corporation)
              Insured by AMBAC Indemnity Corp.                                  03/01/27      4.25       2,000,000             A1+
  1,700,000   Palm Beach County, FL RB (Henry Morrison Flagler Project)
              LOC Northern Trust                                                11/01/34      4.25       1,700,000             A1+
  8,000,000   Pasco County, FL School
              Insured by AMBAC Indemnity Corp.                                  08/01/26      4.20       8,000,000  VMIG-1     A1+
    700,000   Philadelphia, PA Hospital & Higher Educational Facility HRB
              (Friends Hospital) - Series A (c)
              LOC PNC Bank, N.A.                                                03/01/06      4.35         700,000
  7,350,000   Phoenix, AZ IDA MHRB Refunding
              (Bell Square Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          06/01/25      4.35       7,350,000             A1+
  3,500,000   Phoenix, AZ IDA MHRB Refunding
              (Paradise Lake Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          07/01/25      4.35       3,500,000             A1+
  4,670,000   Pinellas County, FL Health (St. Mark's Village Project)
              LOC Bank of America                                               03/01/17      4.25       4,670,000             A1+
  3,500,000   Pinellas County, FL HFA MHRB
              (Fixbridge Apartments) - Series A
              Collateralized by Federal National Mortgage Association           06/15/25      4.20       3,500,000             A1+
  1,300,000   Port of Corpus Christi, TX (Reynolds Metals Co. Project)
              LOC Westdeutche Landesbank                                        09/01/14      4.85       1,300,000    P1       A1+
  2,500,000   Prince George County, MD EDC RB (c)
              LOC Fleet National Bank & Trust                                   09/30/15      4.87       2,500,000
    950,000   Richmond, VA Capital Region Airport
              (Richmond International Airport)
              Insured by AMBAC Indemnity Corp.                                  07/01/25      4.25         950,000  VMIG-1     A1+
    140,000   Richmond, VA IDA RB (Union University)
              LOC Bank of America                                               12/01/07      4.25         140,000             A1+
  2,900,000   Salina, KS (Dillards Project) (c)
              LOC Bank of America                                               12/01/14      4.45       2,900,000




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,100,000   San Antonio, TX IDA (Rivercenter Project) (c)
              LOC PNC Bank, N.A.                                                12/01/12      4.35%   $  4,100,000
  2,130,000   Sarpy County, NE PCRB
              (Allied Signal, Inc. Project) - Series 1995                       07/01/13      4.40       2,130,000             A1
  4,000,000   Seattle, WA Muni Light & Power RB                                 06/01/21      4.35       4,000,000  VMIG-1     A1+
  6,400,000   Sheboygan, WI PCRB (Wisconsin Power & Light Co.) (c)              08/01/14      4.85       6,400,000
  5,100,000   State of Ohio Environmental Improvement
              (U.S. Steel Corp. USX)
              LOC PNC Bank, N.A.                                                12/01/01      3.65       5,100,000    P1
  2,800,000   State of Oregon (Eagle Picher Industries)
              LOC ABN AMRO Bank, N.A.                                           12/01/04      4.85       2,800,000    P1       A1+
  2,330,000   St. Cloud, MN Commercial Development
              (Kelly Inn Project) (c)
              LOC First Bank of South Dakota                                    04/01/13      4.40       2,330,000
    555,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments. L.L.C.)
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19      4.25         555,000  VMIG-1
  5,000,000   Sunshine State Government Financing
              Commission RB - Series 1986
              Insured by AMBAC Indemnity Corp.                                  07/01/16      4.15       5,000,000  VMIG-1
  2,900,000   Tampa Florida Health Care Facilities
              (Lifelink Foundation Inc. Project) (c)
              LOC Suntrust Bank                                                 08/01/22      4.30       2,900,000
  1,540,000   Terre Haute, IN EDRB
              (Westminster Village Terre Haute Inc.) (c)
              LOC Huntington National Bank                                      07/01/01      4.69       1,540,000
  2,465,000   Tulsa, OK IDA
              (Indiana Health Care Project) (c)
              LOC Banc One                                                      06/01/14      4.40       2,465,000
  7,000,000   University of North Carolina at Chapel Hill RB - Series 2001C     12/01/25      4.10       7,000,000  VMIG-1     A1+
  4,700,000   University of Southern Indiana
              LOC Bank One                                                      10/01/19      4.30       4,700,000  VMIG-1     A1
  2,200,000   Utah Pollution Control
              (Pacificorp Project) - Series 1991
              LOC Credit Suisse First Boston                                    07/01/15      4.25       2,200,000    P1       A1+
  2,000,000   Utah State Highway - Series 99C                                   07/01/16      4.10       2,000,000  VMIG-1     A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000   Valdez City, AK Marine Terminal TRAN - Series 1994B               05/01/31      4.30%   $  7,000,000  VMIG-1     A1
  3,000,000   Vancouver, WA Housing Authority
              (Village Park Apartments)
              LOC US Bank, N.A.                                                 11/02/05      4.40       3,000,000             A1
    925,000   Virginia College Building Authority
              (University of Richmond Project)                                  11/01/26      4.25         925,000  VMIG-1
  1,800,000   Volusia County, FL Health (Hospital S.W. Volusia Health)
              LOC First Union National Bank                                     11/15/23      4.25       1,800,000             A1
-----------                                                                                           ------------
354,791,698   Total Variable Rate Demand Instruments                                                   354,791,698
-----------                                                                                           ------------
Variable Rate Demand Instruments - Participations (d) (1.48%)
------------------------------------------------------------------------------------------------------------------------------------
$     4,167   Delaware EDA IDRB (ILC Industries, Inc. Project) - Series 1981
              LOC The Bank of New York                                          05/01/01      5.70%   $      4,167    P1       A1+
      7,915   Delaware EDA IDRB (ILC Industries, Inc. Project) - Series 1981
              LOC The Bank of New York                                          05/01/01      5.70           7,915    P1       A1+
    585,000   Hebron, TX HFDC HFDRB
              (Carrollton Professional Plaza Project) - Series 1983
              LOC PNC Bank, N.A.                                                07/01/03      6.90         585,000    P1       A1
    210,000   Isabella, MI EDC IDRB
              (The Delafield Company Project) - Series 1983
              LOC Chase Manhattan Bank, N.A.                                    08/01/03      4.12         210,000    P1       A1+
  4,245,000   New Jersey EDA EDRB
              (Harrison Riverside Limited Partnership Project) - Series 1980
              LOC Chase Manhattan Bank, N.A.                                    01/01/02      4.87       4,245,000    P1       A1+
  4,090,000   Parish of Lafayette, LA IDB IDRB
              (Petroleum Tower of Lafayette Project) - Series 1983
              LOC Chase Manhattan Bank, N.A.                                    05/01/13      5.22       4,090,000    P1       A1+
    148,268   The Woodlands Fire Dept., Inc.
              LOC Chase Manhattan Bank, N.A.                                    06/30/06      4.12         148,268    P1       A1+
-----------                                                                                           ------------
  9,290,350   Total Variable Rate Demand Instruments - Participations                                    9,290,350
-----------                                                                                           ------------
Variable Rate Demand Instruments - Private Placements (d) (6.36%)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000   Algona, WA EDC IRB (Tharco Project)
              LOC Wells Fargo Bank N.A.                                         08/01/05      4.57%   $    500,000    P1       A1+
  2,709,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15      4.50       2,709,000    P1       A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments - Private Placements (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,954,000   Anaheim, CA HA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15      4.50%   $  3,954,000    P1       A1+
  4,000,000   Bridgeview, IL IDRB (L&CP Corporation Project) - Series 1985
              LOC Societe Generale                                              11/01/05      5.10       4,000,000    P1       A1+
    400,000   City & County of Denver, CO IDRB
              (Tharco Containers Colorado, Inc. Project) - Series 1984
              LOC Wells Fargo Bank N.A.                                         12/15/04      4.57         400,000    P1       A1+
    300,000   City of Phoenix, AZ IDA IDRB
              (Horizon Moving Systems, Inc. Project) - Series 1985
              LOC Bank One Arizona                                              04/01/05      4.87         300,000    P1       A1
  3,933,000   Culver City, CA RDRB
              (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15      4.50       3,933,000    P1       A1+
  2,204,875   Franklin County, OH EDRB
              (Norwich Limited Partnership Project) - Series 1985
              LOC The Huntington National Bank                                  10/01/05      5.78       2,204,875    P1       A1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Incorporated Project) - Series 1984
              LOC Dresdner Bank AG                                              12/28/14      5.70       1,500,000    P1       A1+
  4,565,000   Howard County, MD RB
              (The Bluffs at Hawthorne Apartment Facility) - Series 1995
              LOC First National Bank of Maryland                               12/01/20      4.55       4,565,000    P1       A1
    799,000   King County, WA EECRB
              (Arensberg Investments Project) - Series 1984
              LOC Bank of America                                               01/01/05      4.87         799,000    P1       A1
    875,000   Lackawanna County, PA IDA Revenue Note
              (Art Print Company Project)
              LOC PNC Bank, N.A.                                                06/30/02      4.87         875,000    P1       A1+
  2,544,800   Oroville, CA IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985A
              LOC Bank of America                                               04/01/15      4.87       2,544,800    P1       A1
  1,713,000   Seattle, WA IDC RB
              (Computer Slides Company Project) - Series 1985
              LOC Bank of America                                               06/01/05      4.87       1,713,000    P1       A1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments - Private Placements (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   882,273   Tax Exempt IRB Trust I - Series 1989
              LOC Zion's National Bank                                          12/10/15      6.17%   $    882,273    P1       A2
    915,000   Troy, NY IDA IDRB (Troy Mall Associates Project) - Series 1985A
              LOC Key Bank, N.A.                                                07/01/15      5.10         915,000    P1       A1
  2,508,700   West Jordan, UT IDRB
              (The Lynn Partnership Nuring Home Project) - Series 1985
              LOC Bank of America                                               07/01/15      4.87       2,508,700    P1       A1
  2,000,000   Wood Dale, IL IDRB
              (Bohler Bros. of America, Inc. Project) - Series 1985
              LOC Creditanstalt-Bankverein                                      06/01/10      4.50       2,000,000    P1       A1+
  3,500,000   York County IDA RB
              (York Outlet Mall Limited Partnership Project) - Series 1987
              LOC York Bank & Trust                                             12/01/14      4.50       3,500,000    P1       A1
-----------                                                                                           ------------
 39,803,648   Total Variable Rate Demand Instruments - Private Placements                               39,803,648
-----------                                                                                           ------------
              Total Investments (99.06%) (Cost $620,615,390+)                                         $620,615,390
              Cash and Other Assets, Net of Liabilities (0.94%)                                          5,885,209
                                                                                                      ------------
              Net Assets (100.00%)                                                                    $626,500,599
                                                                                                      ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares,258,283,160 share outstanding (Note 3)                                   $       1.00
                                                                                                      ============
              Class B Shares,364,957,846 share outstanding (Note 3)                                   $       1.00
                                                                                                      ============
              Thornburg Shares,3,452,649 share outstanding (Note 3)                                   $       1.00
                                                                                                      ============

              +    Aggregate cost for federal income tax purposes is identical.










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
    BAN      =   Bond Anticipation Note                         HRB      =   Hospital Revenue Bond
    COPS     =   Certificate of Participation                   IDA      =   Industrial Development Authority
    EDA      =   Economic Development Authority                 IDB      =   Industrial Development Bond
    EDC      =   Economic Development Corporation               IDC      =   Industrial Development Corporation
    EDFA     =   Economic Development Finance Authority         IDFA     =   Industrial Development Finance Authority
    EDRB     =   Economic Development Revenue Bond              IDRB     =   Industrial Development Revenue Bond
    EECRB    =   Economic Enterprise Corporation Revenue Bond   IRB      =   Industrial Revenue Bond
    FGIC     =   Financial Guarantee Insurance Company          LOC      =   Letter of Credit
    GAN      =   Grant Anticipation Note                        MHRB     =   Multifamily Housing Revenue Bond
    GO       =   General Obligation                             PCRB     =   Pollution Control Revenue Bond
    HA       =   Housing Authority                              RAN      =   Revenue Anticipation Note
    HEFA     =   Hospital & Education Finance Authority         RDRB     =   Residential Development Revenue Bond
    HFA      =   Housing Finance Authority                      RB       =   Revenue Bond
    HFDC     =   Health Facilities Development Corporation      TAN      =   Tax Anticipation Note
    HFDRB    =   Health Facilities Development Revenue Bond     TAW      =   Tax Anticipation Warrant
    HFFA     =   Health Facility Finance Authority              TRAN     =   Tax and Revenue Anticipation Note



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2001
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:

    Interest................................................................................  $    12,642,993
                                                                                               --------------
Expenses: (Note 2)

    Investment management fee...............................................................        1,036,211

    Administration fee......................................................................          669,552

    Distribution fee (Class A)..............................................................          231,672

    Distribution fee (Thornburg shares).....................................................            6,295

    Custodian expenses......................................................................           33,032

    Shareholder servicing and related shareholder expenses+.................................          188,075

    Legal, compliance and filing fees.......................................................           60,829

    Audit and accounting....................................................................           75,099

    Directors' fees.........................................................................           13,506

    Other...................................................................................           15,707
                                                                                              ---------------
      Total expenses........................................................................        2,329,978

      Less: Expense paid indirectly (Note 2)................................................  (           577)
                                                                                               --------------
      Net expenses..........................................................................        2,329,401
                                                                                               --------------
Net investment income.......................................................................       10,313,592



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................          -0-
                                                                                               --------------
Increase in net assets from operations......................................................  $    10,313,592
                                                                                               ==============


+ Includes class specific transfer agency expenses of $65,125, $111,823 and $1,770 for Class A, Class B and Thornburg Class, respectively.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                      Six Months
                                                                         Ended                   Year
                                                                    April 30, 2001              Ended
                                                                      (Unaudited)          October 30, 2000
                                                                       ---------           ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income.........................................   $   10,313,592          $   22,764,342
   Net realized gain (loss) on investments.......................          -0-              (       25,160)
                                                                     -------------           -------------
   Increase in net assets from operations........................       10,313,592              22,739,182
Dividends to shareholders from net investment income
   Class A.......................................................   (    2,833,855)*        (    8,434,402)*
   Class B.......................................................   (    7,398,482)*        (   14,270,388)*
   Thornburg shares..............................................   (       81,255)*        (       59,552)*
Capital share transactions (Note 3)
   Class A.......................................................        1,018,021          (  145,922,922)
   Class B.......................................................   (    6,882,575)            140,052,800
   Thornburg shares..............................................        1,510,701               1,941,948
                                                                     -------------           -------------
       Total increase (decrease).................................        5,646,147          (    3,953,334)
Net assets:
   Beginning of year.............................................      610,854,452             614,807,786
                                                                     -------------           -------------
   End of year...................................................   $  626,500,599          $  610,854,452
                                                                     =============           =============

*    Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Thornburg shares. The Class A and Thornburg shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A, Class B and Thornburg shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. Thornburg shares commenced on February 8, 2000. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no
     provision   for  federal   income  tax  is  required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions  are  recorded on the  identified  cost basis.

2.  Investment Management Fees and Other  Transactions  with  Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Thornburg shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to Class A and Thornburg shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $160,857 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $577.

3. Capital Stock.

At April 30, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $626,526,542. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                            Year
Class A                                             Ended                               Ended
-------                                         April 30, 2001                    October 31, 2000
                                                --------------                    ----------------
Sold                                               439,553,022                      1,018,747,933
Issued on reinvestment of dividends....              2,176,805                          7,101,471
Redeemed...............................        (   360,711,806)                    (1,171,772,326)
                                                --------------                      -------------
Net increase (decrease)................             81,018,021                     (  145,922,922)
                                                ==============                      =============
CLASS B
-------
Sold...................................          1,047,907,294                      2,563,170,854
Issued on reinvestment of dividends....              7,330,476                         13,419,819
Redeemed...............................        ( 1,122,120,345)                    (2,436,537,873)
                                                --------------                      -------------
Net increase (decrease)................        (    66,882,575)                       140,052,800
                                                ==============                      =============

                                                                                   February 8, 2000
                                                                             (Commencement of Offering) to
THORNBURG SHARES                                                                   October 31, 2000
----------------                                                                   ----------------
Sold...................................             83,089,802                         23,168,273
Issued on reinvestment of dividends....                 78,746                             56,709
Redeemed...............................        (    81,657,847)                    (   21,283,034)
                                                --------------                      -------------
Net increase (decrease)................              1,510,701                          1,941,948
                                                ==============                      =============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME  FUND,  INC.
NOTES TO  FINANCIAL  STATEMENTS  (CONTINUED)
(UNAUDITED)
================================================================================
4. Sales of Securities.

Accumulated undistributed realized losses at April 30, 2001 amounted to $25,943. Such losses represent tax basis net capital losses which may be carried forward to offset capital gains. Such losses expire through October 31, 2008.

5. Financial Highlights.



                                               Six Months
CLASS A                                          Ended                     Year Ended October 31,
-------                                         April 30,   ----------------------------------------------------------
                                                  2001        2000         1999         1998        1997        1996
                                                ---------   --------     --------     --------    --------    --------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $   1.00    $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                ---------   --------     --------     --------    --------    --------
Income from investment operations:
    Net investment income......................     0.015      0.031        0.024        0.029       0.031       0.031
Less distributions:
    Dividends from net investment income....... (   0.015)  (  0.031)    (  0.024)    (  0.029)   (  0.031)   (  0.031)
                                                 --------    -------      -------      -------     -------     -------
Net asset value, end of period................. $   1.00    $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                =========   ========     ========     ========    ========    ========
Total Return...................................     1.53%**    3.17%        2.42%        2.92%       3.08%       3.09%
Ratios/Supplemental Data
Net assets, end of period (000)................ $258,204    $177,209     $323,100     $363,295    $389,897    $448,647
Ratios to average net assets:
    Expenses+..................................     0.92%*     0.99%        0.98%        0.94%       0.91%       0.90%
    Net investment income......................     3.06%*     3.05%        2.39%        2.89%       3.03%       3.05%
    Expenses paid indirectly...................     0.00%      0.00%        0.00%        0.00%       0.00%       0.01%


** Not Annualized
*  Annualized
+  Includes expenses paid indirectly.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights. (Continued)



                                               Six Months
CLASS B                                          Ended                     Year Ended October 31,
-------                                         April 30,   ----------------------------------------------------------
                                                  2001        2000         1999         1998        1997        1996
                                                ---------   --------     --------     --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $   1.00    $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                ---------   --------     --------     --------    --------    --------
Income from investment operations:
    Net investment income......................     0.017      0.035        0.027        0.032       0.033       0.033
Less distributions:
    Dividends from net investment income        (   0.017)  (  0.035)    (  0.027)    (  0.032)   (  0.033)   (  0.033)
                                                 --------    -------      -------      -------     -------     -------
Net asset value, end of period................. $   1.00    $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                =========   ========     ========     ========    ========    ========
Total Return...................................     1.66%**    3.52%        2.74%        3.21%       3.34%       3.35%
Ratios/Supplemental Data
Net assets, end of period (000)................ $364,845    $431,704     $291,708     $230,446    $173,339    $160,986
Ratios to average net assets:
    Expenses+ .................................     0.65%*     0.65%        0.67%        0.67%       0.66%       0.66%
    Net investment income......................     3.31%*     3.50%        2.71%        3.15%       3.29%       3.30%
    Expenses paid indirectly...................     0.00%      0.00%        0.00%        0.00%       0.00%       0.01%



                                                        Six                              February 8, 2000
                                                    Months Ended                   (Commencement of Offering) to
THORNBURG SHARES                                   April 30, 2001                        October 31, 2000
----------------                                   --------------                        ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........      $   1.00                               $   1.00
                                                     ---------                              ---------
Income from investment operations:
    Net investment income......................          0.015                                  0.024
Less distributions:
    Dividends from net investment income.......      (   0.015)                             (   0.024)
                                                      --------                               --------
Net asset value, end of period.................      $   1.00                               $   1.00
                                                     =========                              =========
Total Return...................................          1.53%**                                2.43%**
Ratios/Supplemental Data
Net assets, end of period (000)................      $   3,452                              $   1,941
Ratios to average net assets:
    Expenses...................................          0.92%*                                 0.99%*
    Net investment income......................          3.06%*                                 3.05%*


**  Not Annualized
*   Annualized
+   Includes expenses paid indirectly.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000

================================================================================

A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies, L.P. (the parent of Reich & Tang Asset Management, LLC, the Manager of the Fund) and to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending October 31, 2001. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent accountants for the fiscal year ended October 31, 2001. No other business was transacted at the meeting.


The results of the voting at the Special Meeting are as follows:

1. To approve a new investment management contract

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
   ---------------------------------------------------------------------------------------------------------------

         For                              487,413,733                      80.36%                     99.28%
         Against                            1,358,723                       0.22%                      0.28%
         Abstain                            2,177,591                       0.36%                      0.44%



2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending October 31, 2001.

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
   ---------------------------------------------------------------------------------------------------------------

         For                              489,312,644                      80.67%                     99.67%
         Against                              930,245                       0.15%                      0.19%
         Abstain                              707,158                       0.12%                      0.14%






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












DAILY
TAX FREE
INCOME
FUND, INC.




















                               Semi-Annual Report
                                 April 30, 2001
                                   (Unaudited)






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020









DTF3/01S

--------------------------------------------------------------------------------